Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalent
Cash and cash equivalents

14. Cash and cash equivalents

	As of December 31,		As of January 1,
(in thousands)	2021	2020	2020
Short-term deposits	$76,504	$1,228	$112
Current bank accounts	14,365	14,590	7,226
	$90,869	$15,818	$7,338

Short-term deposits are made for varying periods of between one day and three months, depending on the immediate cash requirements of the Company, and earn interest at the respective short-term deposit rates. Information about the credit risk over cash and cash equivalents is presented in Note 21.